S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 12, 2026
Messrs. Baker [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Messrs. Baker
Sloan [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Sloan
Sagansky [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Sagansky